UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche Global Inflation Fund
(formerly DWS Global Inflation Fund)
		Principal Amount ($) (a)	Value ($)
Government & Agency Obligations 93.2%
Sovereign Bonds 7.8%
Government of France, REG S, 0.7%, 7/25/2030	EUR	5,027,400	6,981,773
Republic of Singapore, 3.375%, 9/1/2033	SGD	800,000	677,295
Spain Government Inflation-Linked Bond, 144A, 1.8%, 11/30/2024	EUR	3,012,120	4,268,326

			11,927,394
U.S. Treasury Obligations 85.4%
U.S. Treasury Inflation-Indexed Bonds:
0.625%, 2/15/2043		3,093,090	2,807,944
0.75%, 2/15/2042		5,769,830	5,431,303
1.75%, 1/15/2028		11,880,750	13,677,713
2.125%, 2/15/2040		1,096,730	1,395,332
2.125%, 2/15/2041		3,247,350	4,164,220
2.5%, 1/15/2029		5,520,400	6,965,194
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2016		13,424,000	13,776,380
0.125%, 4/15/2017		12,526,200	12,956,788
0.125%, 4/15/2018		10,254,600	10,592,684
0.125%, 4/15/2019		14,162,960	14,583,430
0.125%, 1/15/2022		5,969,724	6,009,369
0.125%, 7/15/2022		8,246,400	8,302,451
0.625%, 7/15/2021		7,888,050	8,308,948
0.625%, 1/15/2024		15,543,576	16,107,031
U.S. Treasury Notes:
1.0%, 8/31/2016 (b) (c)		4,000,000	4,041,248
1.0%, 9/30/2016		1,000,000	1,009,688

			130,129,723

Total Government & Agency Obligations (Cost $139,157,433)			142,057,117
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 7.5%, 3/17/2017		9,876	10,331
Federal National Mortgage Association, 9.0%, 3/1/2020		11,575	13,253

Total Mortgage-Backed Securities Pass-Throughs (Cost $22,819)			23,584
Asset-Backed 0.6%
Home Equity Loans
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.202% *, 12/25/2034 (Cost $839,968)		887,681	878,665
Short-Term U.S. Treasury Obligations 2.1%
U.S. Treasury Bills:
0.06% **, 8/14/2014 (d)		501,000	500,987
0.065% **, 8/14/2014 (d)		1,150,000	1,149,969
0.03% **, 12/11/2014		120,000	119,973
0.132% **, 3/5/2015 (c)		800,000	799,684
0.102% **, 4/2/2015		700,000	699,679

Total Short-Term U.S. Treasury Obligations (Cost $3,269,116)			3,270,292

		Shares	Value ($)

Cash Equivalents 10.2%
Central Cash Management Fund, 0.06% (e) (Cost $15,470,691)		15,470,691	15,470,691

		% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $158,760,027) †		106.1	161,700,349
Other Assets and Liabilities, Net		(6.1)	(9,241,508)

Net Assets		100.0	152,458,841

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $159,286,117.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $2,414,232.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,968,536 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,554,304.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(c)	At June 30, 2014, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(d)	At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At June 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	9/19/2014	238	29,790,906	204,236
3 Month Euro Euribor Interest Rate Futures	EUR	6/15/2015	1	341,726	51
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	6/15/2015	2	563,994	(226)
3 Month Euroyen Futures	JPY	6/15/2015	2	492,671	74
90 Day Eurodollar	USD	6/15/2015	2	497,425	(100)
90 Day Sterling Futures	GBP	6/17/2015	2	422,117	(813)
ASX 90 Day Bank Accepted Bills	AUD	6/11/2015	2	1,873,565	596
Copper Futures	USD	9/12/2014	5	878,094	47,206
Copper Futures	USD	9/16/2014	5	878,031	40,143
Copper Futures	USD	9/19/2014	5	877,411	31,211
Cotton No.2 Futures	USD	12/8/2014	21	771,855	(47,775)
Light Sweet Crude Oil Futures	USD	11/20/2014	11	1,123,980	45,980
U.S. Treasury Long Bond	USD	9/19/2014	50	6,859,375	30,938
Total net unrealized appreciation					351,521

At June 30, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	9/19/2014	37	4,715,112	(50,020)
2 Year U.S. Treasury Note	USD	9/30/2014	110	24,155,313	(5,781)
Aluminum Futures	USD	9/12/2014	20	944,270	(23,821)
Aluminum Futures	USD	9/16/2014	20	945,155	(21,206)
Aluminum Futures	USD	9/19/2014	20	945,395	(3,432)
Euro-BTP Italian Government Bond	EUR	9/8/2014	18	3,110,010	(55,710)
Euro-Bund Futures Federal Republic of Germany	EUR	9/8/2014	20	4,026,017	(41,079)
Euro-OAT French Government Bond	EUR	9/8/2014	36	6,927,400	(90,702)
WTI Crude Futures	USD	9/22/2014	11	1,142,350	(43,450)
Total unrealized depreciation					(335,201)

At June 30, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 4.480% - Pay Floating - LIBOR	5/9/2016 5/11/2026	5,300,000	1	5/5/2016	59,492	(45,730)
Put Options
Pay Fixed - 2.480% - Receive Floating - LIBOR	5/9/2016 5/11/2026	5,300,000	1	5/5/2016	59,493	(55,590)
Pay Fixed - 2.796% - Receive Floating - LIBOR	6/5/2015 6/5/2045	2,000,000	3	6/3/2015	21,400	(17,116)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	2,000,000	1	3/4/2015	21,000	(23,079)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	2,700,000	2	10/22/2014	34,290	(15,200)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	2,000,000	3	1/30/2015	24,700	(22,816)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	5,300,000	4	1/26/2015	53,464	(69,850)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	2,700,000	3	10/17/2014	37,260	(20,067)
Total Put Options					251,607	(223,718)

Total					311,099	(269,448)

(f)	Unrealized appreciation on written options on interest rate swap contracts at June 30, 2014 was $41,651.

At June 30, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2019	3,600,000	Fixed — 2.522%	Floating — LIBOR	(91,315)	(94,398)
12/30/2014 12/30/2034	3,300,000	Fixed — 4.01%	Floating — LIBOR	(352,993)	(353,974)
12/30/2014 12/30/2024	3,800,000	Fixed — 3.524%	Floating — LIBOR	(243,555)	(243,181)
12/30/2014 12/30/2044	1,900,000	Floating — LIBOR	Fixed — 4.081%	253,070	255,427
5/8/2014 5/11/2045	5,300,000	Fixed — 3.56%	Floating — LIBOR	(111,467)	(108,465)
12/30/2014 12/30/2016	26,400,000	Floating — LIBOR	Fixed — 1.173%	135,580	139,082

Total net unrealized depreciation	(405,509)

At June 30, 2014, open commodity-linked swap contracts were as follows:

Bilateral Swaps

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (g)

Long Positions
7/17/2014	120,000	4	0.57%	Barclays-Commodity Strategy 1610 Index	(830)
7/17/2014	90,000	3	0.2%	BNP Paribas 03 Alpha Index	82
8/13/2014	1,000,000	2	0.25%	Citi Brent Short Index	(603)
7/17/2014	160,000	2	0.44%	Citi Commodity Term Structure Alpha II Index	378
7/17/2014	10,000	2	0.0%	Citi Congestion Beta	(2)
7/17/2014	20,000	5	0.19%	Dow Jones-UBS Commodity Index 3 Month Forward	(5)
7/17/2014	80,000	6	0.18%	Dow Jones-UBS Commodity Index 3 Month Forward	(20)
7/17/2014	120,000	7	0.16%	Dow Jones-UBS Commodity Index 3 Month Forward	(28)
7/17/2014	10,000	2	0.2%	Dow Jones-UBS Commodity Index 3 Month Forward	(3)
7/17/2014	230,000	8	0.0%	Dow Jones-UBS Commodity Index 3 Month Forward	(36)
7/17/2014	120,000	9	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E177 Strategy Index	(63)
7/17/2014	10,000	5	0.38%	JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index	18
7/15/2014	1,000,000	5	0.0%	JPMorgan Brent Volement Strategy	(4,190)
7/17/2014	160,000	5	0.65%	JPMorgan Seasonal Commodity Spread Index	(372)
7/21/2014	1,000,000	5	0.0%	JPMorgan WTI Volement Strategy	9,022
7/17/2014	160,000	10	0.4%	Merrill Lynch Commodity Strategy Index	(108)
7/17/2014	360,000	11	0.63%	UBS Custom Commodity Index	267
Short Position

7/17/2014	80,000	8	0.0%	Dow Jones-UBS Commodity Index	87
Total net unrealized appreciation	3,594

(g)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Counterparties:
1	Nomura International PLC
2	Citigroup, Inc.
3	BNP Paribas
4	Barclays Bank PLC
5	JPMorgan Chase Securities, Inc.
6	Canadian Imperial Bank of Commerce
7	Credit Suisse
8	Macquarie Bank Ltd.
9	The Goldman Sachs & Co.
10	Bank of America
11	UBS AG
LIBOR: London Interbank Offered Rate

As of June 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	3,950,273	EUR	2,900,000	7/21/2014	20,982	Australia & New Zealand Banking Group Ltd.
EUR	3,100,000	USD	4,250,326	7/23/2014	5,160	Bank of America
USD	4,143,405	JPY	420,000,000	8/4/2014	3,510	Macquarie Bank Ltd.
Total unrealized appreciation					29,652

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,210,895	NOK	19,400,000	7/21/2014	(50,328)	Societe Generale
USD	1,274,560	NOK	7,700,000	7/21/2014	(20,108)	Citigroup, Inc.
USD	4,636,705	NZD	5,300,000	7/21/2014	(4,294)	Citigroup, Inc.
NOK	13,550,000	USD	2,205,457	7/21/2014	(2,052)	Barclays Bank PLC
NOK	13,550,000	USD	2,205,646	7/21/2014	(1,863)	Societe Generale
NZD	3,700,000	USD	3,208,921	7/21/2014	(25,026)	Australia & New Zealand Banking Group Ltd.
NZD	1,600,000	USD	1,389,064	7/21/2014	(9,400)	Citigroup, Inc.
CAD	2,985,000	USD	2,709,277	7/23/2014	(86,731)	Barclays Bank PLC
EUR	5,011,000	USD	6,796,089	7/23/2014	(66,017)	Societe Generale
SGD	1,033,000	USD	826,623	7/23/2014	(1,836)	Commonwealth Bank of Australia
Total unrealized depreciation					(267,655)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2014, the Fund held $2,321,074 in the Subsidiary, representing 1.5% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Government & Agency Obligations	$—	$142,057,117	$—	$142,057,117
Mortgage-Backed Securities Pass-Throughs	—	23,584	—	23,584
Asset-Backed	—	878,665	—	878,665
Short-Term U.S. Treasury Obligations	—	3,270,292	—	3,270,292
Short-Term Investments	15,470,691	—	—	15,470,691
Derivatives (i)
Futures Contracts	400,435	—	—	400,435
Interest Rate Swap Contracts	—	394,509	—	394,509
Commodity-Linked Swap Contracts	—	9,854	—	9,854
Forward Foreign Currency Exchange Contracts	—	29,652	—	29,652

Total	$15,871,126	$146,663,673	$—	$162,534,799

Liabilities
Derivatives (i)
Futures Contracts	$(384,115)	$—	$—	$(384,115)
Written Options	—	(269,448)	—	(269,448)
Interest Rate Swap Contracts	—	(800,018)	—	(800,018)
Commodity-Linked Swap Contracts	—	(6,260)	—	(6,260)
Forward Foreign Currency Exchange Contracts	—	(267,655)	—	(267,655)

Total	$(384,115)	$(1,343,381)	$—	$(1,727,496)

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)
Derivatives include unrealized appreciation (depreciation) on open future contacts, interest rate swap contracts, commodity-linked swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$24,856	$3,594	$—	$—
Foreign Exchange Contracts	$—	$—	$(238,003)	$—
Interest Rate Contracts	$(8,536)	$(405,509)	$—	$41,651

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Inflation Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014